CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 1,202,940
Short-term borrowings, including current portion of long-term borrowings, consolidated variable interest entity without recourse to the Company	111,805,245	71,600,632
Payables for purchases of property, plant and equipment, consolidated variable interest entity without recourse to the Company	37,144,590	16,701,144
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	9,164,522	19,428,269
Amount due to related party, consolidated variable interest entity without recourse to the Company	3,159,356
Long-term borrowings, consolidated variable interest entity without recourse to the Company	165,646,211	83,001,176
Amount due to related party, consolidated variable interest entity without recourse to the Company		397,241
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	175,714,103	175,714,103
Ordinary shares, shares outstanding	175,714,103	175,714,103
Variable Interest Entity, Primary Beneficiary
Short-term borrowings, including current portion of long-term borrowings, consolidated variable interest entity without recourse to the Company	19,030,680	18,175,440
Payables for purchases of property, plant and equipment, consolidated variable interest entity without recourse to the Company		1,739,404
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	519,064	1,036,807
Amount due to related party, consolidated variable interest entity without recourse to the Company	73,516
Long-term borrowings, consolidated variable interest entity without recourse to the Company	33,303,690	49,982,460
Amount due to related party, consolidated variable interest entity without recourse to the Company		$ 70,071